Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,256	$ 1,124	$ 1,058	$ 1,090	$ 1,203	$ 1,039	$ 958	$ 963	$ 1,045	$ 4,475	$ 4,005	$ 3,576
Cost and expenses:
Cost of revenue	(665)	(639)	(577)	(559)	(626)	(583)	(531)	(488)	(569)	(2,401)	(2,171)	(1,931)
Operating income	165	29	58	122	147	16	28	83	90	356	217	222
Income (loss) before income taxes	127	14	2	115	136	(15)	382	18	57	267	442	(2)
Income tax expense	(5)	77	12	(48)	(50)	2	(61)	(19)	(52)	(9)	(130)	151
Net income	122	91	14	67	86	(13)	321	(1)	5	258	312	149
Less: Income attributable to noncontrolling interest	(2)	(1)	(1)	0	0	(1)	(1)	(2)	(1)	(2)	(5)	(6)
Net income attributable to Warner Music Group Corp.	$ 120	$ 90	$ 13	$ 67	$ 86	$ (14)	$ 320	$ (3)	$ 4	256	$ 307	$ 143
Balances Without Adoption Of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue										4,447
Cost and expenses:
Cost of revenue										(2,389)
Operating income										340
Income (loss) before income taxes										251
Income tax expense										(5)
Net income										246
Less: Income attributable to noncontrolling interest										(4)
Net income attributable to Warner Music Group Corp.										242
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue										28
Cost and expenses:
Cost of revenue										(12)
Operating income										16
Income (loss) before income taxes										16
Income tax expense										(4)
Net income										12
Less: Income attributable to noncontrolling interest										2
Net income attributable to Warner Music Group Corp.										$ 14